LAND USE RIGHTS, NET - Schedule of Land Use Rights, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Land Use Rights [Line Items]
Land use rights, gross	$ 1,195,084	$ 1,196,772
Less: accumulated amortization	(524,212)	(502,190)
Land use rights, net	670,872	694,582
Altira Macau - Taipa Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	145,922	146,128
City of Dreams - Cotai Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	398,068	398,630
Studio City - Studio City Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	$ 651,094	$ 652,014